UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2004

Date of reporting period: 08/31/2004

Item 1. Schedule of Investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (97.94%)

Agriculture, Foods, & Beverage (7.46%)
Archer-Daniels-Midland Co.	3,477,500	$55,535,675
Campbell Soup Co.	92,000	2,388,320
Hershey Foods Corp.	226,400	10,930,592
Kellogg Co.	930,000	39,041,400
McCormick & Co. Inc.	428,600	14,379,530
Pepsico Inc.	586,100	29,305,000
Sysco Corp.	502,600	16,153,564
The Coca-Cola Co.	820,400	36,680,084

		204,414,165

Banks (8.60%)
AmSouth Bancorporation	333,637	8,691,244
Bank of America Corp.	628,936	28,289,541
Fifth Third Bancorp	191,000	9,513,710
M&T Bank Corp.	179,700	17,067,906
Northern Trust Corp.	144,000	6,199,200
Popular Inc. ADR	1,660,632	40,187,295
SouthTrust Corp.	690,000	28,531,500
SunTrust Banks Inc.	334,600	22,786,260
Wells Fargo & Co.	1,268,400	74,518,500

		235,785,156

Building Materials & Construction (1.81%)
Vulcan Materials Co.	1,039,200	49,538,664

Chemicals (6.39%)
Air Products & Chemicals Inc.	830,000	43,475,400
EI du Pont de Nemours and Co.	496,104	20,965,355
International Flavors & Fragrances Inc.	561,000	21,615,330
Sigma-Aldrich Corp.	1,375,000	78,773,750
The Dow Chemical Co.	243,000	10,402,830

		175,232,665

Computer Software & Services (7.50%)
Applied Materials Inc. (a)	719,400	11,431,266
Automatic Data Processing Inc.	149,000	5,925,730
Check Point Software Technologies Ltd. (a)	129,850	2,277,569
Electronic Data Systems Corp.	372,700	7,163,294
Intel Corp.	2,124,600	45,232,734
KLA Tencor Corp. (a)	247,200	9,235,392
Linear Technology Corp.	703,200	25,153,464
Microsoft Corp.	3,137,100	85,642,830
SAP AG	93,300	13,559,499

		205,621,778

	Shares	Value
Common Stocks (Cont.)

Computers (3.57%)
Hewlett-Packard Co.	2,874,000	$51,415,860
International Business Machines Corp.	549,300	46,520,217

		97,936,077

Consumer & Marketing (4.99%)
AptarGroup Inc.	190,800	8,669,952
Colgate-Palmolive Co.	374,700	20,233,800
Nestle SA ADR	456,800	26,972,852
The Gillette Co.	661,800	28,126,500
The Procter & Gamble Co.	809,600	45,313,312
Unilever NV ADR	125,446	7,534,287

		136,850,703

Electronic/Electrical Mfg. (4.24%)
Agilent Technologies Inc. (a)	548,071	11,235,456
Emerson Electric Co.	146,800	9,138,300
General Electric Co.	2,921,700	95,802,543

		116,176,299

Financial Services (4.08%)
Citigroup Inc.	1,485,633	69,200,785
MBNA Corp.	837,675	20,221,475
Wachovia Corp.	477,800	22,413,598

		111,835,858

Health Care (18.98%)
Abbott Laboratories	413,800	17,251,322
Biomet Inc.	3,487,500	159,204,375
Bristol-Myers Squibb Co.	253,800	6,022,674
Eli Lilly & Co.	947,200	60,099,840
Johnson & Johnson	2,481,600	144,180,960
Medtronic Inc.	135,800	6,756,050
Merck & Co. Inc.	675,700	30,386,229
Pfizer Inc.	2,951,100	96,412,437

		520,313,887

Machinery & Manufacturing (5.59%)
3M Co.	497,000	40,932,920
Caterpillar Inc.	421,700	30,657,590
HNI Corp.	1,439,200	56,416,640
Illinois Tool Works Inc.	276,100	25,205,169

		153,212,319

Media & Broadcasting (3.70%)
Reuters Group PLC ADR	155,433	5,376,427
SBS Broadcasting SA ADR (a)	360,181	12,606,335
The Walt Disney Co.	2,619,540	58,808,673
Viacom Inc. Class B	734,400	24,462,864

		101,254,299

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Mining & Metals (1.60%)
BHP Billiton Plc	941,859	$8,877,005
Newmont Mining Corp. Holding Co.	36,700	1,629,113
Nucor Corp.	132,800	10,396,912
Rio Tinto PLC ADR	226,800	23,038,344

		43,941,374

Oil & Gas (10.16%)
Anadarko Petroleum Corp.	105,100	6,224,022
BG Group PLC	2,345,300	14,475,643
BP Amoco PLC ADR	578,792	31,081,131
ChevronTexaco Corp.	530,000	51,675,000
Devon Energy Corp.	106,102	6,876,471
Exxon Mobil Corp.	2,615,200	120,560,720
Royal Dutch Petroleum Co. ADR	516,300	26,171,247
Tidewater Inc.	154,191	4,499,293
Western Gas Resources Inc.	608,600	16,992,112

		278,555,639

Retailers (3.46%)
Home Depot Inc.	396,400	14,492,384
McDonald’s Corp.	499,600	13,499,192
Wal-Mart Stores Inc.	1,270,500	66,917,235

		94,908,811

Telecom & Telecom Equipment (5.16%)
ADC Telecommunications Inc. (a)	1,800,000	3,852,000
BellSouth Corp.	485,300	12,986,628
Cisco Systems Inc. (a)	1,186,200	22,253,112
Corning Inc. (a)	1,284,600	13,000,152
Motorola Inc.	792,000	12,790,800
Nokia Corp. ADR	1,181,100	14,031,468
SBC Communications Inc.	1,497,512	38,620,834
Verizon Communications	411,000	16,131,750
Vodafone Group PLC ADR	336,900	7,715,010

		141,381,754

Utilities & Energy (0.65%)
Duke Energy Corp.	799,900	17,709,786

Total Common Stocks
(cost $1,389,275,897)		2,684,669,234

	Shares or principal amount	Value
Short-term Investments (1.71%)
New Center Asset Trust, 1.570%, 09/01/2004	$45,000,000	$45,000,000
JP Morgan Treasury Plus Money Market Fund	1,933,225	1,933,225

Total Short-term Investments (cost $46,933,225)		46,933,225

TOTAL INVESTMENTS (99.65%) (cost $1,436,209,122)		2,731,602,459
OTHER ASSETS, NET OF LIABILITIES (0.35%)		9,439,267

NET ASSETS (100.0%)		$2,741,041,726

(a) Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (60.69%)

Agriculture, Foods, & Beverage (4.41%)
Archer-Daniels-Midland Co.	940,561	$15,020,759
Campbell Soup Co.	26,000	674,960
Hershey Foods Corp.	34,400	1,660,832
Kellogg Co.	310,000	13,013,800
Pepsico Inc.	98,200	4,910,000
Sara Lee Corp.	58,000	1,283,540
The Coca-Cola Co.	190,000	8,494,900

		45,058,791

Banks (5.36%)
AmSouth Bancorporation	52,312	1,362,728
Bank of America Corp.	89,800	4,039,204
Fifth Third Bancorp	56,600	2,819,246
M&T Bank Corp.	30,400	2,887,392
Northern Trust Corp.	41,000	1,765,050
Popular Inc. ADR	333,848	8,079,121
SouthTrust Corp.	198,000	8,187,300
SunTrust Banks Inc.	54,300	3,697,830
Wells Fargo & Co.	373,800	21,960,750

		54,798,621

Building Materials & Construction (0.75%)
Vulcan Materials Co.	160,200	7,636,734

Chemicals (3.75%)
Air Products & Chemicals Inc.	230,000	12,047,400
EI du Pont de Nemours and Co.	108,705	4,593,873
International Flavors & Fragrances Inc.	120,000	4,623,600
Sigma-Aldrich Corp.	245,500	14,064,695
The Dow Chemical Co.	69,000	2,953,890

		38,283,458

Computer Software & Services (3.49%)
Applied Materials Inc. (a)	114,400	1,817,816
Automatic Data Processing Inc.	28,900	1,149,353
Intel Corp.	530,700	11,298,603
KLA Tencor Corp. (a)	37,400	1,397,264
Linear Technology Corp.	81,600	2,918,832
Microsoft Corp.	625,400	17,073,420

		35,655,288

Computers (2.58%)
Hewlett-Packard Co.	754,000	13,489,060
International Business Machines Corp.	152,100	12,881,349

		26,370,409

Consumer & Marketing (3.19%)
AptarGroup Inc.	45,900	2,085,696
Nestle SA ADR	101,000	5,963,787

	Shares	Value
Common Stocks (Cont.)

Consumer & Marketing (Cont.)
The Gillette Co.	300,000	$12,750,000
The Procter & Gamble Co.	185,200	10,365,644
Unilever NV ADR	22,857	1,372,792

		32,537,919

Electronic/Electrical Mfg. (2.53%)
Agilent Technologies Inc. (a)	143,787	2,947,634
Emerson Electric Co.	31,200	1,942,200
General Electric Co.	635,700	20,844,603
Texas Instruments Inc.	6,300	123,102

		25,857,539

Financial Services (2.66%)
Citigroup Inc.	307,000	14,300,060
MBNA Corp.	240,975	5,817,137
Wachovia Corp.	151,400	7,102,174

		27,219,371

Health Care (12.33%)
Allergan Inc.	77,400	5,777,910
Beckman Coulter Inc.	20,100	1,121,379
Biomet Inc.	911,250	41,598,562
Bristol-Myers Squibb Co.	36,100	856,653
Eli Lilly & Co.	212,000	13,451,400
Johnson & Johnson	417,700	24,268,370
Medtronic Inc.	21,600	1,074,600
Merck & Co. Inc.	144,100	6,480,177
Pfizer Inc.	960,000	31,363,200

		125,992,251

Machinery & Manufacturing (3.14%)
3M Co.	124,600	10,262,056
Caterpillar Inc.	131,200	9,538,240
HNI Corp.	160,000	6,272,000
Illinois Tool Works Inc.	65,300	5,961,237

		32,033,533

Media & Broadcasting (3.73%)
Lee Enterprises Inc. Class A	42,000	1,987,860
Lee Enterprises Inc. Class B (b)	42,000	1,987,860
Reuters Group PLC ADR	200,433	6,932,977
The Walt Disney Co.	1,065,995	23,931,588
Viacom Inc. Class B	98,900	3,294,359

		38,134,644

Mining & Metals (1.69%)
Newmont Mining Corp. Holding Co.	29,200	1,296,188
Nucor Corp.	109,200	8,549,268
Rio Tinto PLC ADR	73,250	7,440,735

		17,286,191

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (5.91%)
BG Group PLC	256,800	$1,585,019
BP Amoco PLC ADR	115,786	6,217,708
ChevronTexaco Corp.	144,000	14,040,000
Devon Energy Corp.	38,085	2,468,289
Exxon Mobil Corp.	448,000	20,652,800
Royal Dutch Petroleum Co. ADR	216,400	10,969,316
Western Gas Resources Inc.	158,600	4,428,112

		60,361,244

Retailers (1.80%)
Home Depot Inc.	32,800	1,199,168
McDonald’s Corp.	96,700	2,612,834
Wal-Mart Stores Inc.	276,700	14,573,789

		18,385,791

Telecom & Telecom Equipment (3.10%)
ADC Telecommunications Inc. (a)	1,032,800	2,210,192
BellSouth Corp.	47,800	1,279,128
Cisco Systems Inc. (a)	207,400	3,890,824
Corning Inc. (a)	372,300	3,767,676
Motorola Inc.	192,000	3,100,800
Nokia Corp. ADR	144,900	1,721,412
SBC Communications Inc.	470,024	12,121,919
Verizon Communications	38,700	1,518,975
Vodafone Group PLC ADR	87,500	2,003,750

		31,614,676

Utilities & Energy (0.27%)
Duke Energy Corp.	125,900	2,787,426

Total Common Stocks
(cost $300,148,845)		620,013,886

	Principal amount	Value
Corporate Bonds (21.34%)

Agriculture, Foods, & Beverage (1.60%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	$3,220,707
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,194,278
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,263,760
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,385,281
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,220,886

	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Inc.
6.250%, 06/01/2012	$1,000,000	$1,092,924

		16,377,836

Automotive (1.13%)
Daimler Chrysler North America
6.900%, 09/01/2004	3,000,000	3,000,000
Toyota Motor Credit
5.650%, 01/15/2007	2,000,000	2,117,688
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	3,098,538
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	3,314,934

		11,531,160

Banks (0.10%)
JP Morgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,054,877

Building Materials & Construction (0.93%)
Leggett & Platt Inc.
7.650%, 02/15/2005	3,000,000	3,065,268
Masco Corp.
6.750%, 03/15/2006	3,000,000	3,179,556
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,246,330

		9,491,154

Chemicals (0.94%)
EI du Pont de Nemours and Co.
6.750%, 10/15/2004	3,250,000	3,268,713
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,273,273
EI du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,044,859

		9,586,845

Computers (0.31%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,200,169

Consumer & Marketing (2.38%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,055,000
Kimberly Clark Corp.
7.100%, 08/01/2007	3,000,000	3,347,448
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,373,970

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
The Procter & Gamble Co.
6.875%, 09/15/2009	$3,000,000	$3,424,368
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,483,081
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,317,244
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,272,322

		24,273,433

Electronic/Electrical Mfg. (0.32%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,253,851

Financial Services (1.20%)
Household Finance Corp.
7.200%, 07/15/2006	3,000,000	3,234,429
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,048,119
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,311,086
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,499,116
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,168,140

		12,260,890

Health Care (1.99%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,155,754
Bristol-Myers Squibb Co.
4.750%, 10/01/2006	3,000,000	3,110,754
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	990,221
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,405,516
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,431,700
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,200,634
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,986,290
Schering Plough Corp.
5.300%, 12/01/2013	1,000,000	1,034,407
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	997,692

		20,312,968

	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (1.89%)
United Technologies Corp.
7.000%, 09/15/2006	$3,000,000	$3,238,665
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,251,208
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,458,232
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,495,741
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,571,659
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,244,098

		19,259,603

Media & Broadcasting (0.96%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,101,090
Gannett Co.
5.500%, 04/01/2007	1,000,000	1,061,044
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,196,815
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,445,971

		9,804,920

Mining & Metals (0.55%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,240,568
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,367,722

		5,608,290

Oil & Gas (0.63%)
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,243,240
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,219,039

		6,462,279

Pharmaceuticals (0.49%)
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,929,638
Astrazeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,112,138

		5,041,776

Retailers (0.66%)
Albertsons Inc.
6.950%, 08/01/2009	3,000,000	3,345,639

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Retailers (Cont.)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	$3,000,000	$3,408,504

		6,754,143

Telecom & Telecom Equipment (2.78%)
Vodafone Group PLC
7.625%, 02/15/2005	3,000,000	3,072,930
Deutsche Telekom International Financial
8.250%, 06/15/2005	3,000,000	3,134,580
US West Communications
5.625%, 11/15/2008	5,000,000	4,875,000
AT&T Corp.
6.000%, 03/15/2009	3,000,000	2,985,000
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,492,150
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,183,537
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,190,143
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,214,636
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,267,938

		28,415,914

Utilities & Energy (2.48%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	3,153,228
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,135,698
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,423,090
IES Utilities
6.750%, 03/15/2011	2,000,000	2,249,116
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,376,050
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,317,418
Pacificorp
6.900%, 11/15/2011	2,000,000	2,288,802
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,353,379
Midamerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,054,506

		25,351,287

Total Corporate Bonds
(cost $200,633,301)		218,041,395

	Principal amount	Value
Government Agency Securities (1.07%)

Federal National Mortgage Association
6.000%, 05/15/2008	$10,000,000	$10,934,790

Total Government Agency Securities
(cost $9,764,545)		10,934,790

U.S. Treasury Obligations (12.87%)

U.S. Treasury Bonds
11.625%, 11/15/2004	1,500,000	1,530,528
9.375%, 02/15/2006	11,500,000	12,686,386
10.375%, 11/15/2009	1,000,000	1,018,242
10.000%, 05/15/2010	7,000,000	7,397,033

U.S. Treasury Notes
6.500%, 05/15/2005	4,500,000	4,645,197
5.875%, 11/15/2005	6,000,000	6,271,404
6.125%, 08/15/2007	15,000,000	16,429,095
5.500%, 02/15/2008	4,000,000	4,340,156
3.125%, 10/15/2008	15,000,000	15,012,885
5.750%, 08/15/2010	5,000,000	5,583,985
5.000%, 08/15/2011	5,000,000	5,377,930
4.875%, 02/15/2012	10,000,000	10,659,380
4.375%, 08/15/2012	10,000,000	10,308,200
3.875%, 02/15/2013	10,000,000	9,926,560
4.250%, 08/15/2013	10,000,000	10,141,800
4.250%, 11/15/2013	10,000,000	10,123,830

Total U.S. Treasury Obligations
(cost $129,545,978)		131,452,611

	Shares or principal amount	Value
Short-term Investments (3.35%)
New Center Asset Trust, 1.570%, 09/01/2004	33,000,000	$33,000,000
JP Morgan Treasury Plus Money Market Fund	1,168,561	1,168,561

Total Short-term Investments (cost $34,168,561)		34,168,561

TOTAL INVESTMENTS (99.32%) (cost $674,261,230)		1,014,611,243
OTHER ASSETS, NET OF LIABILITIES (0.68%)		6,987,816

NET ASSETS (100.0%)		$1,021,599,059

(a)	Non-income producing security.
(b)	Illiquid due to sales restrictions on Class B shares. At August 31, 2004, the value of this security amounted to $1,987,860, or 0.19% of net assets.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (94.34%)

U.S. Treasury Notes
5.875%, 11/15/2004	$8,000,000	$8,070,000
7.875%, 11/15/2004	4,000,000	4,051,092
7.500%, 02/15/2005	7,000,000	7,181,839
6.500%, 05/15/2005	4,000,000	4,129,064
6.500%, 08/15/2005	8,000,000	8,342,184
5.875%, 11/15/2005	5,000,000	5,226,170
5.750%, 11/15/2005	12,000,000	12,525,468
5.625%, 02/15/2006	8,000,000	8,399,376
4.625%, 05/15/2006	7,000,000	7,274,806
6.500%, 10/15/2006	10,000,000	10,830,080
3.500%, 11/15/2006	11,000,000	11,238,480
6.250%, 02/15/2007	4,000,000	4,349,532
4.375%, 05/15/2007	5,000,000	5,223,045
6.625%, 05/15/2007	12,000,000	13,237,500
3.250%, 08/15/2007	10,000,000	10,146,480
6.125%, 08/15/2007	9,000,000	9,857,457
5.500%, 02/15/2008	15,000,000	16,275,585
5.625%, 05/15/2008	5,000,000	5,461,330
3.250%, 08/15/2008	5,000,000	5,036,330
4.750%, 11/15/2008	10,000,000	10,637,890
5.500%, 05/15/2009	10,000,000	10,988,280
6.000%, 08/15/2009	11,000,000	12,336,753

Total U.S. Treasury Obligations (cost $186,330,745)		190,818,741

	Shares or principal amount	Value
Short-term Investments (5.24%)
New Center Asset Trust,
1.570%, 09/01/2004	$8,000,000	$8,000,000
JP Morgan Treasury Plus Money Market Fund	2,606,613	2,606,613

Total Short-term Investments (cost $10,606,613)		10,606,613

TOTAL INVESTMENTS (99.58%) (cost $196,937,358)		201,425,354
OTHER ASSETS, NET OF LIABILITIES (0.42%)		852,477

NET ASSETS (100.0%)		$202,277,831

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (99.24%)

Alabama (1.12%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,302,140
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,604,223

					4,906,363

Alaska (1.59%)
Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds	5.400%	07/01/2005	Aaa	1,100,000	1,126,774
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,500,000	1,727,880
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,471,240
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A	5.000%	03/01/2015	Aaa	1,565,000	1,680,794

					7,006,688

Arizona (3.10%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,489,596
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A1	1,000,000	1,158,550
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A1	1,200,000	1,417,404
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A1	2,500,000	3,018,850
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (c)	4.750%	07/01/2010	Aaa	4,250,000	4,562,375
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	984,726

					13,631,501

Arkansas (2.05%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,522,550
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,194,480
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,323,451

					9,040,481

California (7.50%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A3	2,000,000	2,162,840
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (c)	5.000%	12/01/2007	AA	2,830,000	3,022,610

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded 12-01-2007 @ 100) (c)	5.000%	12/01/2008	AA	$1,500,000	$1,602,090
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A3	3,600,000	3,876,948
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,095,050
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A3	3,000,000	3,320,190
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,401,247
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A3	3,250,000	3,467,327
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,467,086
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,305,000
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,692,241
State of California, General Obligation Bonds	5.000%	12/01/2017	A3	1,500,000	1,573,425

					32,986,054

Colorado (5.40%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (c)	5.000%	12/01/2007	Aa2	2,000,000	2,178,540
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999	5.500%	12/15/2009	Aa2	2,000,000	2,257,760
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (c)	5.300%	12/01/2010	Aaa	2,540,000	2,759,024
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997	5.000%	12/15/2012	Aaa	3,135,000	3,384,577
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,998,225
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	3,000,000	3,329,010
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,290,121
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2014	Aaa	1,365,000	1,506,632
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,324,265
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2016	Aaa	1,530,000	1,679,542
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,061,980

					23,769,676

Connecticut (1.96%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,628,050

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Connecticut (Cont.)
Clinton, Connecticut, General Obligation Unlimited	5.000%	01/15/2017	Aaa	$390,000	$418,801
Clinton, Connecticut, General Obligation Unlimited	5.000%	01/15/2018	Aaa	600,000	640,734
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	652,560
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004	4.750%	06/15/2018	Aaa	1,250,000	1,293,775

					8,633,920

Delaware (0.52%)
The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to 12-1-2004 @ 100) (c)	6.000%	12/01/2011	Aaa	1,125,000	1,138,534
The State of Delaware, General Obligation Bonds, Series 1994B (Prerefunded to 12-01-2004 @ 100) (c)	6.000%	12/01/2012	Aaa	1,125,000	1,138,534

					2,277,068

Florida (1.73%)
State of Florida, State Board of Education, Public Education Capital Outlay Refunding Bonds, 1995 Series C	5.125%	06/01/2008	Aa2	2,000,000	2,068,020
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa2	4,910,000	5,530,968

					7,598,988

Georgia (6.13%)
Forsyth County School District, Georgia, General Obligation Bonds, Series 1995 (Prerefunded to 7-01-2005 @ 102) (c)	5.050%	07/01/2007	Aaa	3,215,000	3,376,104
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	4,178,688
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,317,860
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998	5.000%	08/01/2011	Aaa	4,000,000	4,375,160
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,498,090
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,600,840
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05/01/2012 @100) (c)	5.125%	05/01/2014	Aaa	5,000,000	5,645,550

					26,992,292

Hawaii (1.81%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A	5.400%	09/01/2009	Aaa	1,775,000	1,919,219
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,484,101
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa3	3,000,000	3,562,410

					7,965,730

Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	Aaa	1,690,000	1,779,824

Illinois (5.62%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded 09-01-2006 @ 102) (c)	5.450%	09/01/2009	Aaa	4,000,000	4,370,280

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Illinois (Cont.)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (c)	5.000%	12/30/2011	Aa3	$2,500,000	$2,782,000
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,356,488
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,175,900
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,271,660
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	3,785,000	4,099,836
Community Unit School District Number 200, DuPage County, Illinois (Wheaton-Warrenville), General Obligation School Building Bonds, Series 1999	5.050%	02/01/2015	Aaa	2,195,000	2,337,543
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,141,704
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,195,612

					24,731,023

Indiana (1.71%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	2,125,000	2,231,314
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,440,831
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,857,078

					7,529,223

Iowa (1.03%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,595,888
City of West Des Mines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	917,634

					4,513,522

Kansas (1.92%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	3,023,690
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,317,920
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,300,286
Derby Kansas Refunded Water Systems, Series a	5.000%	12/01/2017	Aaa	670,000	725,322

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kansas (Cont.)
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	$1,000,000	$1,076,190

					8,443,408

Kentucky (1.52%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	3,053,091
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,771,260
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,853,644

					6,677,995

Louisiana (2.22%)
State of Louisiana, General Obligation Bonds, Series 1997 A	5.375%	04/15/2011	Aaa	5,000,000	5,464,850
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,306,400

					9,771,250

Maryland (1.21%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A	4.875%	05/01/2013	Aaa	3,410,000	3,669,194
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	501,733
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,162,329

					5,333,256

Massachusetts (1.61%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	143,374
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,233,836
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	AA-	5,000,000	5,685,250

					7,062,460

Michigan (3.23%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa1	3,140,000	3,547,164
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation—Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.550%	05/01/2011	Aaa	2,500,000	2,860,325
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding	5.100%	05/01/2011	Aaa	3,800,000	4,084,240

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Michigan (Cont.)
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	$1,500,000	$1,598,700
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,058,070
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,055,790

					14,204,289

Minnesota (1.11%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,216,690
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,671,360

					4,888,050

Mississippi (1.05%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,290,580
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,316,080

					4,606,660

Missouri (1.09%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	1,375,000	1,553,681
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aa2	3,000,000	3,258,870

					4,812,551

Nebraska (3.29%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1993 Series B	5.100%	02/01/2005	Aa2	1,500,000	1,522,830
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,960,300
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,760,975
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,217,380

					14,461,485

New Hampshire (0.64%)
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,826,351

New Jersey (1.80%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,915,460

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New York (0.49%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	$2,000,000	$2,157,780

North Carolina (1.68%)
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (c)	5.000%	06/01/2007	Aa2	1,325,000	1,386,917
Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 1995B (Prerefunded to 06-01-2005 @ 102) (c)	5.100%	06/01/2008	Aa2	1,665,000	1,744,021
County of Wake, North Carolina, General Obligation School Bonds, Series 1997	4.900%	03/01/2009	Aaa	4,000,000	4,277,400

					7,408,338

North Dakota (0.77%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,079,920
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,326,589

					3,406,509

Ohio (5.50%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,257,580
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,230,200
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (c)	5.350%	08/01/2012	Aa1	5,000,000	5,509,500
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	3,087,551
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001	5.000%	12/01/2013	Aa2	2,000,000	2,175,880
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,095,430
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,220,632
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,633,644

					24,210,417

Oklahoma (0.90%)
Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 1993	5.300%	08/01/2005	Aa2	2,000,000	2,068,680
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,877,282

					3,945,962

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oregon (4.85%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	$4,000,000	$4,301,000
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (c)	5.550%	06/01/2011	Aa3	2,000,000	2,135,680
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A	5.500%	06/15/2014	Aaa	3,500,000	3,950,940
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001	5.500%	06/15/2014	Aaa	1,980,000	2,235,103
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002	5.250%	06/15/2015	Aaa	3,640,000	4,076,509
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,385,222
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	528,120
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,749,280

					21,361,854

Pennsylvania (1.80%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,196,580
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (a)	4.500%	05/15/2016	Aaa	1,070,000	1,128,015
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (a)	4.500%	05/15/2017	Aaa	1,110,000	1,161,915
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,123,864
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (a)	4.750%	05/15/2018	Aaa	1,160,000	1,226,909
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,080,650

					7,917,933

South Carolina (2.99%)
Charleston County, South Carolina, General Obligation Bonds of 1994 (ULT) (Escrowed to maturity) (c)	5.400%	06/01/2005	Aa1	1,625,000	1,673,555
State of South Carolina, General Obligation State Highway Bonds, Series 1995	5.100%	08/01/2008	Aaa	1,700,000	1,784,524
State of South Carolina, General Obligation State Highway Bonds, Series 1995	5.250%	08/01/2009	Aaa	1,700,000	1,787,312
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	3,023,285
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	Aa1	1,800,000	2,032,902
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,873,420

					13,174,998

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

South Dakota (1.11%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	$4,680,000	$4,897,433

Tennessee (3.77%)
Nashville & Davidson County, Tennessee, General Obligation Refunding Bonds of 1993	5.000%	05/15/2005	Aa2	1,800,000	1,845,324
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,909,185
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,585,569
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,223,989
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	3,010,800

					16,574,867

Texas (4.28%)
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas) School Building Unlimited Tax Bonds, Series 1996 (Prerefunded to 02-15-2006 @ 100) (c)	5.200%	02/15/2008	Aaa	2,355,000	2,476,353
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,097,580
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (c)	5.400%	10/01/2008	AA	3,000,000	3,225,630
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,739,387
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,381,960
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	2,000,000	2,285,640
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,308,925
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	1,250,000	1,307,425

					18,822,900

Utah (0.99%)
Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded to 12-15-2005 @ 100) (c)	5.000%	12/15/2007	Aaa	2,780,000	2,901,347
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,437,215

					4,338,562

See accompanying notes to scheduleS of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Virginia (0.83%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	$2,000,000	$2,186,900
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 1999A	5.000%	08/01/2016	Aaa	1,350,000	1,446,512

					3,633,412

Washington (3.39%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,313,429
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	65,000	74,009
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	5,139,721
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,038,600
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,678,183
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,128,384
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	758,679
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	788,670

					14,919,675

West Virginia (0.62%)
State of West Virginia, State Road General Obligation Bonds, Series 1998	5.000%	06/01/2013	Aaa	2,540,000	2,718,841

Wisconsin (2.91%)
State of Wisconsin, General Obligation Bonds of 1995, Series A (Prerefunded to 05-01-2005 @ 100) (c)	6.000%	05/01/2008	AA	2,000,000	2,060,960
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,781,675
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,315,204
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,346,340
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,299,470

					12,803,649

Total Long-term Municipal Bonds (cost $407,606,758)					436,658,698

Short-term Municipal Bonds (0.68%)

Florida (0.45%)
JEA Variable Rate Water and Sewer System, Subordinated Revenue Bonds, 2003 Series B (b)	1.290%	10/01/2036	Aaa	2,000,000	2,000,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Short-term Municipal Bonds (Cont.)

North Carolina (0.23%)
County of Mecklenburg, North Carolina, Variable Rate General Obligation, Public Improvement Bonds, Series 2000C (b)	1.310%	02/01/2017	Aaa	$1,000,000	$1,000,000

Total Short-term Municipal Bonds (cost $3,000,000)					3,000,000

				Shares	Value
Short-term Investments (0.50%)
JP Morgan Tax Free Money Market Fund				2,197,127	$2,197,127

Total Short-term Investments (cost $2,197,127)					2,197,127

TOTAL INVESTMENTS (100.42%) (cost $412,803,885)					441,855,825
LIABILITIES, NET OF OTHER ASSETS (-0.42%)					(1,839,481)

NET ASSETS (100.0%)					$440,016,344

(a)	Securities purchased on a “when issued” basis.
(b)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at August 31, 2004.
(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to Aaa rated securities.

Long-term Municipal Bonds consisted of 20.02% Advanced Refund Bonds, 58.22% General Obligation Bonds and 21.76% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

1. Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified selection of Municipal Bonds with maturities of one to seventeen years. The Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Trust’s Board of Trustees or its delegate.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a ‘when-issued’ basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2004, there were commitments of $3,516,839, representing 0.80% of the Municipal Bond Fund’s net assets, for such securities included in the investment portfolio.

Federal income taxes, dividends and distributions to shareowners

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of August 31, 2004, each Fund’s aggregate security unrealized gains and losses based on cost for federal income tax purposes was as follows:

	Growth Fund	Balanced Fund
Cost of Investments for Federal Tax Purposes	$1,436,209,122	675,719,924

Gross Unrealized Appreciation	1,382,020,748	351,170,511

Gross Unrealized (Depreciation)	(86,627,411)	(12,279,192)

Net Unrealized Appreciation (Depreciation)	1,295,393,337	338,891,319

	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$197,764,667	412,803,885

Gross Unrealized Appreciation	4,012,698	29,125,234

Gross Unrealized (Depreciation)	(352,012)	(73,294)

Net Unrealized Appreciation (Depreciation)	3,660,686	29,051,940

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FARM ASSOCIATES’ FUNDS TRUST

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date October 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date October 8, 2004

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord Senior Vice President and Treasurer

Date October 8, 2004